Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 911,588	$ 140,109	¥ 3,293,911	$ 506,265	¥ 2,152,647	¥ 1,054,416
Short-term investments	7,242,636	1,113,173	2,430,091
Prepaid expenses and other current assets	186,123	28,608	377,219
Total current assets	10,258,586	1,576,718	7,432,532
Non-current assets:
Other non-current assets	17,361	2,668	34,037
Total non-current assets	2,036,389	312,987	1,959,494
Total assets	12,294,975	1,889,705	9,392,026
Current liabilities:
Accrued expenses and other payables	1,658,934	254,973	1,151,547
Dividend payable	595,779	91,570	0
Total current liabilities	3,889,316	597,778	2,544,040
Total liabilities	4,359,689	670,073	3,040,813
Commitments and Contingencies
Shareholders' equity:
Ordinary shares	7,909	1,216	7,784
Additional paid-in capital	3,246,475	498,974	3,006,152
Accumulated other comprehensive income	69,954	10,752	125,009
Retained earnings	4,627,299	711,203	3,221,459
Total shareholders' equity	7,951,637	1,222,145	6,360,404
Total liabilities and equity	12,294,975	1,889,705	9,392,026
Parent Company [Member]
Current assets:
Cash and cash equivalents	31,781	4,885	57,505	$ 8,838	¥ 136,810	¥ 234,034
Short-term investments	699,159	107,459	486,341
Prepaid expenses and other current assets	23,315	3,583	26,113
Total current assets	754,255	115,927	569,959
Non-current assets:
Other non-current assets	3,816	587	5,936
Investment in subsidiaries and VIEs	7,798,858	1,198,663	5,807,841
Total non-current assets	7,802,674	1,199,250	5,813,777
Total assets	8,556,929	1,315,177	6,383,736
Current liabilities:
Accrued expenses and other payables	6,932	1,065	20,660
Dividend payable	595,779	91,570	0
Due to subsidiaries	2,581	397	2,672
Total current liabilities	605,292	93,032	23,332
Total liabilities	605,292	93,032	23,332
Commitments and Contingencies
Shareholders' equity:
Ordinary shares	7,909	1,216	7,784
Additional paid-in capital	3,246,475	498,974	3,006,152
Accumulated other comprehensive income	69,954	10,752	125,009
Retained earnings	4,627,299	711,203	3,221,459
Total shareholders' equity	7,951,637	1,222,145	6,360,404
Total liabilities and equity	¥ 8,556,929	$ 1,315,177	¥ 6,383,736